Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of accounts receivable

	December 31,	December 31,
	2021	2020
Accounts receivable	$48,680,634	$38,110,487
Allowance for doubtful accounts	(3,717,708)	(3,699,890)
Accounts receivable, net	$44,962,926	$34,410,597

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowance for doubtful accounts

The movement of allowance for doubtful accounts are as follows:

	December 31,	December 31,
	2021	2020
Balance at beginning of period	$3,699,890	$5,731,281
Change of allowance for doubtful accounts	(53,436)	(895,043)
Write off	(15,631)	(1,523,489)
Translation adjustments	86,885	387,141
Balance at end of period	$3,717,708	$3,699,890